UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Smithbridge Asset Management, Inc.
Address:  5 Christy Drive, Ste 206
          Chadds Ford, PA  19317

13F File Number:  28-05213

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kendra L. Hicken
Title:         Vice President
Phone:         610-361-9141
Signature, Place, and Date of Signing:



Kendra L. Hicken     Chadds Ford, Pennsylvania    July 25, 2005
Report Type (Check only one.):

[x]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  NONE

                                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        40

Form 13F Information Table Value Total:        $205807
List of Other Included Managers:               NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALBERTO CULVER CO              COM              013068101     4125    95200 SH       SOLE                     6000             89200
AMERICAN INTL GROUP COM        COM              026874107     6341   109136 SH       SOLE                     4300            104836
AMGEN INC COM                  COM              031162100     7065   116856 SH       SOLE                     4200            112656
AVERY DENNISON CORP COM        COM              053611109     5279    99677 SH       SOLE                     4600             95077
BED BATH & BEYOND INC COM      COM              075896100     6112   146300 SH       SOLE                     6800            139500
BICO INC COM                   COM              088766100        0    22728 SH       SOLE                                      22728
CENTEX CORP COM                COM              152312104     8490   120139 SH       SOLE                     5200            114939
CISCO SYS INC COM              COM              17275R102     5338   279776 SH       SOLE                    11800            267976
CITIGROUP INC COM              COM              172967101      220     4766 SH       SOLE                                       4766
CROWN NORTHCORP INC COM        COM              228429106        0    28145 SH       SOLE                                      28145
DELL COMPUTER CORP COM         COM              24702R101     5840   148006 SH       SOLE                     6700            141306
DU PONT E I DE NEMOURS COM     COM              263534109      786    18284 SH       SOLE                                      18284
DUKE ENERGY CORP COM           COM              264399106     3907   131400 SH       SOLE                                     131400
EXXON MOBIL CORP COM           COM              30231G102     9130   158869 SH       SOLE                     6500            152369
FISERV INC COM                 COM              337738108     5525   128825 SH       SOLE                     7700            121125
GENERAL DYNAMICS CORP COM      COM              369550108     7126    65051 SH       SOLE                     3300             61751
GENERAL ELEC CO COM            COM              369604103     7372   212744 SH       SOLE                     9600            203144
HOME DEPOT INC COM             COM              437076102     7238   186077 SH       SOLE                     7600            178477
ILLINOIS TOOL WKS INC COM      COM              452308109     5638    70760 SH       SOLE                     3000             67760
INTERNATIONAL BUS MACH COM     COM              459200101     4609    62119 SH       SOLE                     3100             59019
JOHNSON & JOHNSON COM          COM              478160104     9189   141368 SH       SOLE                     5500            135868
JOHNSON CTLS INC COM           COM              478366107      449     7975 SH       SOLE                                       7975
KINDER MORGAN ENERGY UT LTD PA COM              494550106     2437    47850 SH       SOLE                                      47850
LEGG MASON INC                 COM              524901105     7381    70900 SH       SOLE                     3150             67750
MARRIOTT INTL CL A             COM              571903202     4475    65600 SH       SOLE                     4500             61100
MCGRAW HILL COS INC COM        COM              580645109     7764   175455 SH       SOLE                     7800            167655
MEDTRONIC INC COM              COM              585055106     7457   143990 SH       SOLE                     6000            137990
MICROSOFT CORP COM             COM              594918104     6022   242412 SH       SOLE                    10800            231612
ORACLE CORP COM                COM              68389X105      228    17300 SH       SOLE                                      17300
PEPSICO INC COM                COM              713448108     6318   117156 SH       SOLE                     4000            113156
PFIZER INC COM                 COM              717081103     4863   176321 SH       SOLE                     7900            168421
PROCTER & GAMBLE CO COM        COM              742718109      222     4200 SH       SOLE                                       4200
STAPLES INC COM                COM              855030102     5376   252500 SH       SOLE                    11250            241250
STRYKER CORP COM               COM              863667101     5881   123650 SH       SOLE                     5600            118050
T ROWE PRICE GROUP INC         COM              74144T108     7124   113801 SH       SOLE                     5000            108801
UNITEDHEALTH GROUP INC         COM              91324P102     8170   156700 SH       SOLE                     6600            150100
WAL MART STORES INC COM        COM              931142103      270     5599 SH       SOLE                                       5599
WALGREEN CO COM                COM              931422109     6592   143325 SH       SOLE                     6000            137325
WELLS FARGO & CO COM           COM              949746101     8176   132775 SH       SOLE                     4500            128275
BP P L C SPONSORED ADR         ADR              055622104     7271   116563 SH       SOLE                     4700            111863